CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,557	$ 6,946
Accounts receivable	8,071	5,350
Inventories	5,349	3,966
Deferred income taxes.	0	735
Assets Held For Sale	1,057	0
Other Current Assets	1,352	1,401
Total current assets	17,386	18,398
Other non-current assets	2,064	2,341
Deferred Income Taxes	1,065	250
Property, plant and equipment, net	8,379	6,544
Identifiable intangible assets, net	29,557	7,675
Goodwill	40,296	19,025
Total assets	98,747	54,233
Current liabilities:
Short-term debt	3,676	1,585
Sales Reserves And Allowances	7,797	6,601
Accounts payable and accruals	4,953	3,594
Liabilities Held For Sale	327	0
Other current liabilities	2,533	1,225
Total current liabilities	19,286	13,005
Long-term liabilities:
Deferred income taxes	7,862	1,748
Other taxes and long term liabilities	1,392	1,195
Senior notes and loans	33,179	8,358
Total long term liabilities	42,433	11,301
Total liabilities	61,719	24,306
Teva shareholders' equity:
Preferred Shares	3,620	3,291
Ordinary shares	54	52
Additional paid-in capital	23,366	17,757
Retained earnings	14,991	14,851
Accumulated other comprehensive loss	(2,706)	(1,955)
Treasury shares	(4,196)	(4,227)
Stockholders' equity attributable to Teva shareholders	35,129	29,769
Non-controlling interests	1,899	158
Total equity	37,028	29,927
Total liabilities and equity	$ 98,747	$ 54,233